Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Entity File Number	000-49654
Entity Registrant Name	CirTran Corporation
Entity Central Index Key	0000813716
Entity Tax Identification Number	68-0121636
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6360 S Pecos Road
Entity Address, Address Line Two	Suite 8
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89120
City Area Code	(801)
Local Phone Number	963-5112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false